INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 6,275,526	$ 6,068,054